Finance Costs	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Finance costs
18.	Finance costs

	Year ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$
Interest expense on convertible promissory notes	—	1,648,858	322,787	41,472
Interest expense on bank borrowings	179,866	154,980	101,108	12,990
Interest expense on lease liabilities	370,848	211,258	268,999	34,562
	550,714	2,015,096	692,894	89,024